Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets

NOTE 4—GOODWILL AND OTHER INTANGIBLE ASSETS

The following table presents information about the Company’s goodwill and other intangible assets at December 31 (in millions):

	Asset life (a)	2012		2011
Item		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Goodwill		$4,523		$4,523
Finite-lived intangible assets
Airport slots and gates	8	$99	$75	$100	$61
Hubs	20	145	52	145	44
Patents and tradenames	3	108	99	108	86
Frequent flyer databases (b)	22	1,177	447	1,177	381
Contracts	13	167	75	167	64
Other	25	109	44	109	34

Total		$1,805	$792	$1,806	$670

Indefinite-lived intangible assets
Airport slots and gates		$981		$1,011
Route authorities		1,606		1,606
Tradenames and logos		593		593
Alliances		404		404

Total		$3,584		$3,614

(a)	Weighted average life expressed in years.
(b)	The frequent flyer databases are amortized based on an accelerated amortization schedule to reflect utilization of the assets. Estimated cash flows correlating to the expected attrition rate of customers in the frequent flyer databases were considered in the determination of the amortization schedules.

The following table presents information related to the Company’s actual and expected future amortization expense (in millions):

Actual Amortization:
2012	$121
2011	169
2010	96

Projected Amortization:
2013	$142
2014	129
2015	106
2016	91
2017	81

See Note 20 for information related to impairment of intangible assets.